Schedule of cash flow in discontinued operation (Details) - USD ($)			12 Months Ended
	Jun. 13, 2022	Nov. 03, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities				$ (92,652)	$ 85,693
Change in cash				(68,304)	85,693
Cash, beginning of period				68,304	(17,389)
Cash, end of period					68,304
Disposal of Motorsports		$ (678,931)		24,348
WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities			78,772	1,097,635
Net cash used in financing activities			(110,906)	(1,054,503)
Change in cash			(32,134)	43,132
Cash, beginning of period			52,746	9,614
Cash, end of period			20,612	52,746	9,614
UMG [member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities			6,491	438,394
Net cash used in financing activities			(72,409)	(86,117)
Change in cash			(65,918)	352,277
Cash, beginning of period			175,296	(176,981)
Cash, end of period			109,378	175,296	(176,981)
Disposal of Motorsports	$ 257,550
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities			509,166	444,640
Disposal of Motorsports			(647,187)
Net cash used in financing activities			(132,550)	(281,647)
Change in cash			(270,571)	162,993
Cash, beginning of period			270,571	107,578
Cash, end of period				270,571	107,578
Disposal of Motorsports			15,128,417
Motorsports Group And P G L Nevada [Member]
IfrsStatementLineItems [Line Items]
Net cash provided by (used in) operating activities				(92,652)
Disposal of Motorsports				24,348
Change in cash				(68,304)
Cash, beginning of period				68,304
Cash, end of period					$ 68,304